UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2008


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7010


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      19 JANUARY 2009
--------------------------------------     ------------     ---------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           54
                                           ---------
Form 13F Information Table Value Total:)   1,502,151
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13 F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]

Column 1         Column 2       Column 3    Column 4              Column 5            Column 6      Column 7        Column 8
                                             Q2 2008                                                              VOTING AUTHORTIY
-----------------------------------------------------------------------------------------------------------------------------------
                     TITLE OF                  VALUE       SHRS OR             PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS      CUSIP        (X$1000)      PRN AMT   SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc            COM        013817101       9,216      818,494                    SOLE          NONE             SHARED
Allstate Corp        COM        020002101          20          600                    SOLE          NONE             SHARED
BankAmerUSD0.01      COM        060505104      14,286    1,014,601                    SOLE          NONE             SHARED
CBS Corp B Shs       COM        124857202       3,991      487,300                    SOLE          NONE             SHARED
CPFL EnergiaADR      ADR        126153105      10,192      260,859                    SOLE          NONE             SHARED
Chevron Corp         COM        166764100      27,517      372,000                    SOLE          NONE             SHARED
Citigroup Inc        COM        172967101       6,925    1,032,000                    SOLE          NONE             SHARED
CVRD Prf ADR         ADR        204412100      80,112    7,522,208                    SOLE          NONE             SHARED
Conagra Foods        COM        205887102      15,392      932,824                    SOLE          NONE             SHARED
Du Pont de Nem       COM        263534109          13          500                    SOLE          NONE             SHARED
Fairpoint Comm       COM        305560104          24        7,214                    SOLE          NONE             SHARED
Firstenergy Co       COM        337932107          15          300                    SOLE          NONE             SHARED
Gen Electric         COM        369604103      18,502    1,142,126                    SOLE          NONE             SHARED
General Mills        COM        370334104          18          300                    SOLE          NONE             SHARED
Genuine Parts        COM        372460105      18,517      489,100                    SOLE          NONE             SHARED
GpoAero Pac ADS      ADR        400506101      35,808    1,555,500                    SOLE          NONE             SHARED
Heinz H.J            COM        423074103      15,980      424,993                    SOLE          NONE             SHARED
ishs MSCI EMF        COM        464287234      15,167      607,400                    SOLE          NONE             SHARED
IShs MSCI EAVaL      COM        464288877      30,638      755,566                    SOLE          NONE             SHARED
Johnson&Johnson      COM        478160104          18          300                    SOLE          NONE             SHARED
Marathon Oil         COM        565849106          14          525                    SOLE          NONE             SHARED
Merck & Co           COM        589331107      15,944      524,460                    SOLE          NONE             SHARED
Microsoft Corp       COM        594918104      20,824    1,071,200                    SOLE          NONE             SHARED
Mobile Tel ADR       ADR        607409109     125,054    4,687,200                    SOLE          NONE             SHARED
National City        COM        635405103           3        1,696                    SOLE          NONE             SHARED
Pfizer Inc           COM        717081103      20,910    1,180,700                    SOLE          NONE             SHARED
PLDT ADR             ADR        718252604     102,296    2,178,833                    SOLE          NONE             SHARED
Royal Dutch ADR      ADR        780259206          32          600                    SOLE          NONE             SHARED
TaiwanSMC ADR        ADR        874039100     234,648   29,702,328                    SOLE          NONE             SHARED
Turkcell IM ADR      ADR        900111204       1,388       95,200                    SOLE          NONE             SHARED
US Bancorp           COM        902973304          25        1,000                    SOLE          NONE             SHARED
Unilever PlcADR      ADR        904767704          32        1,420                    SOLE          NONE             SHARED
Vanguard Emg         COM        922042858       8,366      354,960                    SOLE          NONE             SHARED
Wachovia Corp        COM        929903102       5,840    1,054,239                    SOLE          NONE             SHARED
Wells Fargo          COM        949746101          35        1,200                    SOLE          NONE             SHARED
Wyeth                COM        983024100      26,463      705,500                    SOLE          NONE             SHARED
AT & T Inc           COM        00206R102       8,522      299,000                    SOLE          NONE             SHARED
AmericaMovilADR      ADR        02364W105      99,422    3,208,200                    SOLE          NONE             SHARED
Bco Santan ADR       ADR        05965X109      40,749    1,163,257                    SOLE          NONE             SHARED
BanColombia ADR      ADR        05968L102      95,618    4,094,972                    SOLE          NONE             SHARED
Chunghwa ADR         ADR        17133Q304     147,153    9,432,902                    SOLE          NONE             SHARED
Cisco Systems        COM        17275R102          11          700                    SOLE          NONE             SHARED
Duke Energy          COM        26441C105          23        1,500                    SOLE          NONE             SHARED
Entergy Corp         COM        29364G103          33          400                    SOLE          NONE             SHARED
Exxon Mobil          COM        30231G102          16          200                    SOLE          NONE             SHARED
Grupo Tel ADR        ADR        40049J206      47,416    3,173,752                    SOLE          NONE             SHARED
KB Fin ADR           ADR        48241A105         341       13,000                    SOLE          NONE             SHARED
KT Corp ADR          ADR        48268K101       5,293      360,809                    SOLE          NONE             SHARED
Oracle Corp          COM        68389X105      10,892      614,300                    SOLE          NONE             SHARED
Petroleo ADR         ADR        71654V101      65,607    3,214,462                    SOLE          NONE             SHARED
Tenaris SA ADR       ADR        88031M109      36,747    1,751,518                    SOLE          NONE             SHARED
3M Co                COM        88579Y101      13,154      228,600                    SOLE          NONE             SHARED
Verizon Com New      COM        92343V104      22,191      654,600                    SOLE          NONE             SHARED
Votorantim ADR       ADR        92906P106      44,740    5,641,869                    SOLE          NONE             SHARED
                                            ---------
                                            1,502,151
                                            =========